Goodwill and Other Intangible (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016
Finite Lived And Indefinite Lived Intangible Assets By Major Class
Gross Carrying Amount of Finite Lived	$ 1,894,061	$ 1,866,286
Accumulated Amortization	(1,212,155)	(1,051,790)
Net	681,906	814,496
Gross Carrying Amount, Total	1,927,561	1,899,786
Net, Total	715,406	847,996
Trademarks
Finite Lived And Indefinite Lived Intangible Assets By Major Class
Gross Carrying Amount of Indefinite Lived	33,500	33,500
Favorable leases and other
Finite Lived And Indefinite Lived Intangible Assets By Major Class
Gross Carrying Amount of Finite Lived	386,636	382,427
Accumulated Amortization	(308,766)	(292,226)
Net	$ 77,870	$ 90,201
Remaining Weighted Average Amortization Period	7 years	8 years
Prescription files
Finite Lived And Indefinite Lived Intangible Assets By Major Class
Gross Carrying Amount of Finite Lived	$ 894,330	$ 870,759
Accumulated Amortization	(764,840)	(704,037)
Net	$ 129,490	$ 166,722
Remaining Weighted Average Amortization Period	3 years	3 years
Customer relationships
Finite Lived And Indefinite Lived Intangible Assets By Major Class
Gross Carrying Amount of Finite Lived	$ 465,000	$ 465,000
Accumulated Amortization	(110,653)	(44,203)
Net	$ 354,347	$ 420,797
Remaining Weighted Average Amortization Period	16 years	17 years
CMS license
Finite Lived And Indefinite Lived Intangible Assets By Major Class
Gross Carrying Amount of Finite Lived	$ 57,500	$ 57,500
Accumulated Amortization	(3,872)	(1,572)
Net	$ 53,628	$ 55,928
Remaining Weighted Average Amortization Period	24 years	25 years
Claims adjudication and other developed software
Finite Lived And Indefinite Lived Intangible Assets By Major Class
Gross Carrying Amount of Finite Lived	$ 58,995	$ 59,000
Accumulated Amortization	(14,188)	(5,760)
Net	$ 44,807	$ 53,240
Remaining Weighted Average Amortization Period	6 years	7 years
Trademarks
Finite Lived And Indefinite Lived Intangible Assets By Major Class
Gross Carrying Amount of Finite Lived	$ 20,100	$ 20,100
Accumulated Amortization	(3,383)	(1,373)
Net	$ 16,717	$ 18,727
Remaining Weighted Average Amortization Period	9 years	10 years
Backlog
Finite Lived And Indefinite Lived Intangible Assets By Major Class
Gross Carrying Amount of Finite Lived	$ 11,500	$ 11,500
Accumulated Amortization	(6,453)	(2,619)
Net	$ 5,047	$ 8,881
Remaining Weighted Average Amortization Period	2 years	3 years